Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related-party transactions [Abstract]
Key management compensation
For key management, including the board of directors (eight individuals excluding the CEO) and the executive management (six individuals including the CEO), compensation was as follows:

	For the years ended December 31,
In CHF thousands	2021	2020	2019
Short-term employee benefits	4,403	3,497	3,526
Post-employment benefits	266	214	215
Share-based compensation	2,997	2,578	2,155
Total	7,666	6,289	5,896